Deposits - Composition of Deposits (Detail) - USD ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017
Banking and Thrift [Abstract]
Noninterest-bearing deposits		$ 81,811	$ 87,557
Interest-bearing deposits
Interest checking		73,994	74,520
Money market savings		100,396	107,973
Savings accounts		44,720	43,809
Time deposits		44,554	33,356
Total interest-bearing deposits	[1]	263,664	259,658
Total deposits		$ 345,475	$ 347,215

[1]	lncludes time deposits greater than $250,000 balances of $15.3 billion and $6.8 billion at December 31, 2018 and 2017, respectively.